Segment Information - Summary of Net Revenues by Geographic Area (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Segment Reporting Information [Line Items]
Total net revenue	¥ 1,831,077	$ 280,625	¥ 853,010	¥ 98,484
PRC
Segment Reporting Information [Line Items]
Total net revenue	1,706,086	261,469	712,115
Malaysia
Segment Reporting Information [Line Items]
Total net revenue	¥ 124,991	$ 19,156	¥ 140,895	¥ 98,484